Condensed consolidating financial information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed consolidating financial information
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

as of December 31, 2011
(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Investments in real estate	$64,880	$–	$6,686,095	$–	$6,750,975
Less: accumulated depreciation	(18,085)	–	(724,450)	–	(742,535)
Investments in real estate, net	46,795	–	5,961,645	–	6,008,440
Cash and cash equivalents	10,608	–	67,931	–	78,539
Restricted cash	40	–	23,292	–	23,332
Tenant receivables	12	–	7,468	–	7,480
Deferred rent	1,615	–	140,482	–	142,097
Deferred leasing and financing costs, net	25,364	–	110,186	–	135,550
Investments	–	13,385	82,392	–	95,777
Investments in and advances to affiliates	5,443,779	5,020,525	105,284	(10,569,588)	–
Intercompany note receivable	2,195	–	–	(2,195)	–
Other assets	18,643	–	64,271	–	82,914
Total assets	$5,549,051	$5,033,910	$6,562,951	$(10,571,783)	$6,574,129

Liabilities, Noncontrolling Interests, and Equity
Secured notes payable	$–	$–	$724,305	$–	$724,305
Unsecured line of credit	370,000	–	–	–	370,000
Unsecured bank term loans	1,600,000	–	–	–	1,600,000
Unsecured convertible notes	84,959	–	–	–	84,959
Accounts payable, accrued expenses, and tenant security deposits	83,488	–	241,905	–	325,393
Dividends payable	36,302	–	277	–	36,579
Intercompany note payable	–	–	2,195	(2,195)	–
Total liabilities	2,174,749	–	968,682	(2,195)	3,141,236
Redeemable noncontrolling interests	–	–	16,034	–	16,034
Alexandria Real Estate Equities, Inc.’s stockholders’ equity	3,374,302	5,033,910	5,535,677	(10,569,588)	3,374,301
Noncontrolling interests	–	–	42,558	–	42,558
Total equity	3,374,302	5,033,910	5,578,235	(10,569,588)	3,416,859
Total liabilities, noncontrolling interests, and equity	$5,549,051	$5,033,910	$6,562,951	$(10,571,783)	$6,574,129

Condensed Consolidating Balance Sheet

as of December 31, 2010
(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Investments in real estate	$64,243	$–	$5,996,578	$–	$6,060,821
Less: accumulated depreciation	(16,715)	–	(599,292)	–	(616,007)
Investments in real estate, net	47,528	–	5,397,286	–	5,444,814
Cash and cash equivalents	48,623	602	42,007	–	91,232
Restricted cash	44	–	28,310	–	28,354
Tenant receivables	–	–	5,492	–	5,492
Deferred rent	2,027	–	114,822	–	116,849
Deferred leasing and financing costs, net	9,655	–	79,391	–	89,046
Investments	–	15,038	68,861	–	83,899
Investments in and advances to affiliates	4,719,658	4,350,901	89,540	(9,160,099)	–
Intercompany note receivable	777	–	–	(777)	–
Other assets	14,575	–	31,600	–	46,175
Total assets	$4,842,887	$4,366,541	$5,857,309	$(9,160,876)	$5,905,861

Liabilities, Noncontrolling Interests, and Equity
Secured notes payable	$–	$–	$790,869	$–	$790,869
Unsecured line of credit	748,000	–	–	–	748,000
Unsecured bank term loans	750,000	–	–	–	750,000
Unsecured convertible notes	295,293	–	–	–	295,293
Accounts payable, accrued expenses, and tenant security deposits	89,931	–	214,326	–	304,257
Dividends payable	30,838	–	276	–	31,114
Intercompany note payable	–	–	777	(777)	–
Total liabilities	1,914,062	–	1,006,248	(777)	2,919,533
Redeemable noncontrolling interests	–	–	15,920	–	15,920
Alexandria Real Estate Equities, Inc.’s stockholders’ equity	2,928,825	4,366,541	4,793,558	(9,160,099)	2,928,825
Noncontrolling interests	–	–	41,583	–	41,583
Total equity	2,928,825	4,366,541	4,835,141	(9,160,099)	2,970,408
Total liabilities, noncontrolling interests, and equity	$4,842,887	$4,366,541	$5,857,309	$(9,160,876)	$5,905,861

Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Income

for the Year Ended December 31, 2011
(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental	$6,861	$–	$424,498	$–	$431,359
Tenant recoveries	3,028	–	133,294	–	136,322
Other income	8,357	(452)	10,677	(12,820)	5,762
Total revenues	18,246	(452)	568,469	(12,820)	573,443

Expenses
Rental operations	9,386	–	159,241	–	168,627
General and administrative	36,265	17	17,701	(12,820)	41,163
Interest	38,611	–	24,796	–	63,407
Depreciation and amortization	4,938	–	152,588	–	157,526
Total expenses	89,200	17	354,326	(12,820)	430,723
Income from continuing operations before equity in earnings of affiliates and (loss) gain on early extinguishment of debt	(70,954)	(469)	214,143	–	142,720

Equity in earnings of affiliates	208,857	198,262	3,914	(411,033)	–
Loss on early extinguishment of debt	(6,485)	–	–	–	(6,485)
Income from continuing operations	131,418	197,793	218,057	(411,033)	136,235

Loss from discontinued operations before gain on sales of real estate	–	–	(888)	–	(888)
Gain on sales of land parcels	–	–	46	–	46
Net income	131,418	197,793	217,215	(411,033)	135,393

Net income attributable to noncontrolling interests	–	–	3,975	–	3,975
Dividends on preferred stock	28,357	–	–	–	28,357
Net income attributable to unvested restricted stock awards	1,088	–	–	–	1,088
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$101,973	$197,793	$213,240	$(411,033)	$101,973

Condensed Consolidating Statement of Income

for the Year Ended December 31, 2010
(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental	$6,587	$–	$360,597	$–	$367,184
Tenant recoveries	2,864	–	110,487	–	113,351
Other income	8,123	930	8,250	(12,090)	5,213
Total revenues	17,574	930	479,334	(12,090)	485,748

Expenses
Rental operations	6,796	–	125,385	–	132,181
General and administrative	32,091	11	14,371	(12,090)	34,383
Interest	42,991	–	26,518	–	69,509
Depreciation and amortization	5,631	–	120,402	–	126,033
Total expenses	87,509	11	286,676	(12,090)	362,106
Income from continuing operations before equity in earnings of affiliates and (loss) gain on early extinguishment of debt	(69,935)	919	192,658	–	123,642

Equity in earnings of affiliates	250,396	240,218	4,770	(495,384)	–
Loss on early extinguishment of debt	(45,168)	–	–	–	(45,168)
Income from continuing operations	135,293	241,137	197,428	(495,384)	78,474

Income from discontinued operations before gain on sales of real estate	–	–	1,106	–	1,106
Gain on sales of land parcels	–	–	59,442	–	59,442
Net income	135,293	241,137	257,976	(495,384)	139,022

Net income attributable to noncontrolling interests	–	–	3,729	–	3,729
Dividends on preferred stock	28,357	–	–	–	28,357
Net income attributable to unvested restricted stock awards	995	–	–	–	995
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$105,941	$241,137	$254,247	$(495,384)	$105,941

Condensed Consolidating Statement of Income

for the Year Ended December 31, 2009
(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues
Rental	$6,668	$–	$360,063	$–	$366,731
Tenant recoveries	2,869	–	100,099	–	102,968
Other income (loss)	8,793	(499)	15,562	(12,002)	11,854
Total revenues	18,330	(499)	475,724	(12,002)	481,553

Expenses
Rental operations	7,317	–	114,821	–	122,138
General and administrative	35,860	–	12,438	(12,002)	36,296
Interest	53,493	–	28,618	–	82,111
Depreciation and amortization	4,648	–	112,598	–	117,246
Total expenses	101,318	–	268,475	(12,002)	357,791
Income from continuing operations before equity in earnings of affiliates and (loss) gain on early extinguishment of debt	(82,988)	(499)	207,249	–	123,762

Equity in earnings of affiliates	206,335	198,856	3,920	(409,111)	–
Gain on early extinguishment of debt	11,254	–	–	–	11,254
Income from continuing operations	134,601	198,357	211,169	(409,111)	135,016

Income from discontinued operations before gain on sales of real estate	–	–	6,632	–	6,632
Net income	134,601	198,357	217,801	(409,111)	141,648

Net income attributable to noncontrolling interests	–	–	7,047	–	7,047
Dividends on preferred stock	28,357	–	–	–	28,357
Net income attributable to unvested restricted stock awards	1,270	–	–	–	1,270
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$104,974	$198,357	$210,754	$(409,111)	$104,974

Condensed Consolidated Statement Cash Flows

Condensed Consolidated Statement Cash Flows

for the Year Ended December 31, 2011
(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$131,418	$197,793	$217,215	$(411,033)	$135,393
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	4,938	–	153,088	–	158,026
Loss on early extinguishment of debt	6,485	–	–	–	6,485
Amortization of loan fees and costs	6,915	–	2,385	–	9,300
Amortization of debt premiums/discounts	3,534	–	285	–	3,819
Amortization of acquired above and below market leases	–	–	(9,332)	–	(9,332)
Deferred rent	100	–	(26,897)	–	(26,797)
Stock compensation expense	11,755	–	–	–	11,755
Equity in income related to subsidiaries	(208,857)	(198,262)	(3,914)	411,033	–
Gain on sales of investments	–	(427)	(4,419)	–	(4,846)
Loss on sales of investments	–	883	912	–	1,795
Gain on sales of land parcels	–	–	(46)	–	(46)
Non-cash impairment on real estate	–	–	994	–	994
Changes in operating assets and liabilities:
Restricted cash	4	–	(469)	–	(465)
Tenant receivables	(12)	–	(2,347)	–	(2,359)
Deferred leasing costs	(699)	–	(55,527)	–	(56,226)
Other assets	2,550	–	(24,909)	–	(22,359)
Intercompany receivable/payable	(1,418)	–	1,418	–	–
Accounts payable, accrued expenses, and tenant security deposits	6,274	–	35,549	–	41,823
Net cash (used in) provided by operating activities	(37,013)	(13)	283,986	–	246,960

Investing activities
Additions to properties	(1,624)	–	(428,414)	–	(430,038)
Purchase of properties	–	–	(305,030)	–	(305,030)
Proceeds from sales of properties	–	–	20,078	–	20,078
Change in restricted cash related to construction projects	–	–	(2,183)	–	(2,183)
Contributions to unconsolidated real estate entity	–	–	(5,256)	–	(5,256)
Investments in subsidiaries	(542,856)	(471,363)	(11,830)	1,026,049	–
Additions to investments	–	(2,451)	(25,548)	–	(27,999)
Proceeds from investments	–	3,471	13,378	–	16,849
Net cash used in investing activities	(544,480)	(470,343)	(744,805)	1,026,049	(733,579)

Financing activities
Principal reductions of secured notes payable	–	–	(66,849)	–	(66,849)
Principal borrowings from unsecured line of credit and term loan	2,756,000	–	–	–	2,756,000
Repayments of borrowings from unsecured line of credit	(2,284,000)	–	–	–	(2,284,000)
Repurchase of unsecured convertible notes	(221,439)	–	–	–	(221,439)
Change in restricted cash related to financings	–	–	7,311	–	7,311
Transfers due to/from parent company	–	469,754	556,295	(1,026,049)	–
Deferred financing costs paid	(25,493)	–	(1,823)	–	(27,316)
Proceeds from issuance of common stock	451,539	–	–	–	451,539
Proceeds from exercise of stock options	2,117	–	–	–	2,117
Dividends paid on common stock	(106,889)	–	–	–	(106,889)
Dividends paid on preferred stock	(28,357)	–	–	–	(28,357)
Contributions by redeemable noncontrolling interests	–	–	9	–	9
Distributions to redeemable noncontrolling interests	–	–	(1,263)	–	(1,263)
Contributions by noncontrolling interests	–	–	1,000	–	1,000
Distributions to noncontrolling interests	–	–	(2,707)	–	(2,707)
Net cash provided by financing activities	543,478	469,754	491,973	(1,026,049)	479,156

Effect on exchange rate on cash and cash equivalents	–	–	(5,230)	–	(5,230)

Net (decrease) increase in cash and cash equivalents	(38,015)	(602)	25,924	–	(12,693)
Cash and cash equivalents at beginning of period	48,623	602	42,007	–	91,232
Cash and cash equivalents at end of period	$10,608	$–	$67,931	$–	$78,539

Condensed Consolidated Statement Cash Flows

for the Year Ended December 31, 2010

(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$135,293	$241,137	$257,976	$(495,384)	$139,022
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	5,631	–	121,009	–	126,640
Loss on early extinguishment of debt	45,168	–	–	–	45,168
Amortization of loan fees and costs	5,411	–	2,481	–	7,892
Amortization of debt premiums/discounts	9,942	–	57	–	9,999
Amortization of acquired above and below market leases	–	–	(7,868)	–	(7,868)
Deferred rent	(4)	–	(22,828)	–	(22,832)
Stock compensation expense	10,816	–	–	–	10,816
Equity in income related to investments	–	(48)	–	–	(48)
Equity in income related to subsidiaries	(250,396)	(240,218)	(4,770)	495,384	–
Gain on sales of investments	–	(988)	(1,314)	–	(2,302)
Loss on sales of investments	–	111	611	–	722
Gain on sales of land parcels	–	–	(59,442)	–	(59,442)
Gain on sales of real estate	–	–	(24)	–	(24)
Changes in operating assets and liabilities:
Restricted cash	56	–	1,623	–	1,679
Tenant receivables	–	–	(1,301)	–	(1,301)
Deferred leasing costs	1,110	–	(28,687)	–	(27,577)
Other assets	2,194	–	(4,033)	–	(1,839)
Intercompany receivable/payable	2,178	–	(2,178)	–	–
Accounts payable, accrued expenses, and tenant security deposits	10,635	–	(1,915)	–	8,720
Net cash (used in) provided by operating activities	(21,966)	(6)	249,397	–	227,425

Investing activities
Additions to properties	(1,599)	–	(422,331)	–	(423,930)
Purchase of properties	–	–	(301,709)	–	(301,709)
Proceeds from sales of properties	–	–	275,979	–	275,979
Change in restricted cash related to construction projects	–	–	18,178	–	18,178
Contributions to unconsolidated real estate entity	–	–	(3,016)	–	(3,016)
Disconsolidation of Longwood	–	–	(154)	–	(154)
Investments in subsidiaries	(358,348)	(325,171)	(6,746)	690,265	–
Additions to investments	–	(505)	(14,721)	–	(15,226)
Proceeds from investments	–	2,206	2,508	–	4,714
Net cash used in investing activities	(359,947)	(323,470)	(452,012)	690,265	(445,164)

Financing activities
Principal reductions of secured notes payable	–	–	(129,938)	–	(129,938)
Principal borrowings from unsecured line of credit and term loan	854,000	–	–	–	854,000
Repayments of borrowings from unsecured line of credit	(582,000)	–	–	–	(582,000)
Exchange of 8.00% unsecured convertible notes	(43,528)	–	–	–	(43,528)
Repurchase of unsecured convertible notes	(97,309)	–	–	–	(97,309)
Change in restricted cash related to financings	–	–	(1,853)	–	(1,853)
Transfers due to/from parent company	–	324,078	366,187	(690,265)	–
Deferred financing costs paid	(3,799)	–	(1,474)	–	(5,273)
Proceeds from issuance of common stock	342,342	–	–	–	342,342
Proceeds from exercise of stock options	2,877	–	–	–	2,877
Dividends paid on common stock	(67,874)	–	–	–	(67,874)
Dividends paid on preferred stock	(28,357)	–	–	–	(28,357)
Contributions by redeemable noncontrolling interests	–	–	674	–	674
Distributions to redeemable noncontrolling interests	–	–	(1,331)	–	(1,331)
Redemption of redeemable noncontrolling interests	–	–	(2,346)	–	(2,346)
Contributions by noncontrolling interests	–	–	723	–	723
Distributions to noncontrolling interests	–	–	(2,895)	–	(2,895)
Net cash provided by financing activities	376,352	324,078	227,747	(690,265)	237,912

Effect on exchange rate on cash and cash equivalents	–	–	431	–	431

Net (decrease) increase in cash and cash equivalents	(5,561)	602	25,563	–	20,604
Cash and cash equivalents at beginning of period	54,184	–	16,444	–	70,628
Cash and cash equivalents at end of period	$48,623	$602	$42,007	$–	$91,232

Condensed Consolidated Statement Cash Flows

for the Year Ended December 31, 2009

(In thousands)

	Alexandria Real Estate Equities, Inc. (Issuer)	Alexandria Real Estate Equities, L.P. (Guarantor Subsidiary)	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net income	$134,601	$198,357	$217,801	$(409,111)	$141,648
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	4,648	–	113,860	–	118,508
Gain on early extinguishment of debt	(11,254)	–	–	–	(11,254)
Amortization of loan fees and costs	5,427	–	2,531	–	7,958
Amortization of debt premiums/discounts	10,819	–	(31)	–	10,788
Amortization of acquired above and below market leases	–	–	(9,448)	–	(9,448)
Deferred rent	(2,206)	–	(12,173)	–	(14,379)
Stock compensation expense	14,051	–	–	–	14,051
Equity in income related to investments	–	(39)	–	–	(39)
Equity in income related to subsidiaries	(206,335)	(198,856)	(3,920)	409,111	–
Gain on sales of investments	–	(164)	(3,278)	–	(3,442)
Loss on sales of investments	–	708	634	–	1,342
Gain on sales of real estate	–	–	(2,627)	–	(2,627)
Changes in operating assets and liabilities:
Restricted cash	(55)	–	(1,678)	–	(1,733)
Tenant receivables	86	–	2,465	–	2,551
Deferred leasing costs	(8,385)	–	(28,446)	–	(36,831)
Other assets	14,891	–	(174)	–	14,717
Intercompany receivable/payable	(253)	–	253	–	–
Accounts payable, accrued expenses, and tenant security deposits	(21,378)	–	(3,478)	–	(24,856)
Net cash (used in) provided by operating activities	(65,343)	6	272,291	–	206,954

Investing activities
Additions to properties	(1,564)	–	(441,521)	–	(443,085)
Proceeds from sales of properties	–	–	18,021	–	18,021
Change in restricted cash related to construction projects	–	–	25,760	–	25,760
Investments in subsidiaries	(290,783)	(247,945)	(5,343)	544,071	–
Additions to investments	–	(646)	(12,249)	–	(12,895)
Proceeds from investments	–	1,283	4,350	–	5,633
Net cash used in investing activities	(292,347)	(247,308)	(410,982)	544,071	(406,566)

Financing activities
Proceeds from secured notes payable	–	–	121,960	–	121,960
Principal reductions of secured notes payable	–	–	(266,875)	–	(266,875)
Principal borrowings from unsecured line of credit and term loan	696,000	–	–	–	696,000
Repayments of borrowings from unsecured line of credit	(895,000)	–	–	–	(895,000)
Payment on exchange of 8.00% unsecured convertible notes	232,950	–	–	–	232,950
Repurchase of unsecured convertible notes	(59,204)	–	–	–	(59,204)
Change in restricted cash related to financings	–	–	(3,222)	–	(3,222)
Transfers due to/from parent company	–	247,285	296,786	(544,071)	–
Deferred financing costs paid	(6)	–	(5,079)	–	(5,085)
Proceeds from issuance of common stock	488,163	–	–	–	488,163
Proceeds from exercise of stock options	3,017	–	–	–	3,017
Dividends paid on common stock	(86,652)	–	–	–	(86,652)
Dividends paid on preferred stock	(28,357)	–	–	–	(28,357)
Contributions by redeemable noncontrolling interests	–	–	5,255	–	5,255
Distributions to redeemable noncontrolling interests	–	–	(1,393)	–	(1,393)
Redemption of redeemable noncontrolling interests	–	–	(1,052)	–	(1,052)
Contributions by noncontrolling interests	–	–	300	–	300
Distributions to noncontrolling interests	–	–	(2,450)	–	(2,450)
Net cash provided by financing activities	350,911	247,285	144,230	(544,071)	198,355

Effect on exchange rate on cash and cash equivalents	–	–	724	–	724

Net (decrease) increase in cash and cash equivalents	(6,779)	(17)	6,263	–	(533)
Cash and cash equivalents at beginning of period	60,963	17	10,181	–	71,161
Cash and cash equivalents at end of period	$54,184	$–	$16,444	$–	$70,628